Cover	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	333-185408
Entity Registrant Name	Sipup Corporation
Entity Central Index Key	0001563227
Entity Tax Identification Number	99-0382107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Hamenofim 10
Entity Address, City or Town	Herzelia
Entity Address, Country	IL
Entity Address, Postal Zip Code	4614001
City Area Code	1-305
Local Phone Number	999-5232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false